Investments in Equity Method Investees [Text Block]	6 Months Ended
Sep. 30, 2020
Equity Method Investments and Joint Ventures [Abstract]
Investments in Equity Method Investees [Text Block]
19.    INVESTMENTS IN EQUITY METHOD INVESTEES
Summarized Financial Information of the MUFG Group’s Equity Method Investee
Summarized operating results of Morgan Stanley, the largest portion of the MUFG Group’s equity method investees, for the six months ended September 30, 2019 and 2020 are as follows:

	2019	2020
	(in billions)
Net revenues	¥2,203	¥2,681
Total non-interest expenses	1,593	1,842
Income from continuing operations before income taxes	610	839
Net income applicable to Morgan Stanley	475	632